Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue :
Aeronautical services	$ 18,589,161	$ 15,223,096	$ 14,072,517
Non-aeronautical services	9,895,327	9,295,915	8,548,671
Construction services	2,848,299	1,302,633	2,692,694
Total revenue	31,332,787	25,821,644	25,313,882
Operating costs and expenses :
Cost of aeronautical and non-aeronautical services	10,645,044	8,956,286	7,982,210
Cost of construction services	2,848,299	1,302,633	2,692,694
Administrative expenses	319,638	319,200	287,061
Total operating costs and expenses	13,812,981	10,578,119	10,961,965
Other Income			346,232
Operating profit	17,519,806	15,243,525	14,698,149
Interest income	1,615,065	1,349,317	450,261
Interest expense	(826,708)	(1,125,862)	(855,518)
Exchange income on foreign currency	2,604,447	771,746	371,228
Exchange loss on foreign currency	(531,957)	(1,608,954)	(579,387)
Other operating income (expense)	2,860,847	(613,753)	(613,416)
Share of loss of the investment accounted trought the equity method	(7,760)	(9,685)
Net income before income taxes	20,372,893	14,620,087	14,084,733
Income taxes:
Income tax	6,342,455	3,944,143	3,438,809
Net income for the year	14,030,438	10,675,944	10,645,924
Net income for the year attributable to:
Controlling interest	13,551,429	10,203,713	9,986,548
Non-Controlling interest	479,009	472,231	659,376
Net income for the year	14,030,438	10,675,944	10,645,924
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	(17,233)	1,644	(1,833)
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	2,818,418	(1,530,746)	(1,767,962)
Total comprehensive income for the year	16,831,623	9,146,842	8,876,129
Comprehensive income for the year attributable to:
Controlling interest	15,545,374	9,303,574	8,953,223
Non-Controlling interest	1,286,249	(156,732)	(77,094)
Total comprehensive income for the year	$ 16,831,623	$ 9,146,842	$ 8,876,129
Basic earnings per share expressed in Mexican Pesos	$ 45.17	$ 34.01	$ 33.29
Diluted earnings per share expressed in Mexican Pesos	$ 45.17	$ 34.01	$ 33.29